UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05914

Templeton Global Opportunities Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/18

Item 1. Schedule of Investments.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

Statement of Investments, March 31, 2018 (unaudited)

	Industry	Shares	Value

Common Stocks 94.9%
Belgium 0.4%
UCB SA	Pharmaceuticals	23,150	$1,887,583
Canada 2.3%
Husky Energy Inc	Oil, Gas & Consumable Fuels	370,600	5,298,596
Wheaton Precious Metals Corp	Metals & Mining	228,758	4,655,861
			9,954,457
China 10.8%
[a] Baidu Inc., ADR	Internet Software & Services	26,080	5,820,795
China Life Insurance Co. Ltd., H.	Insurance	1,029,000	2,831,821
China Medical System Holdings Ltd	Pharmaceuticals	1,268,000	2,878,881
China Mobile Ltd	Wireless Telecommunication Services	356,900	3,271,705
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	10,243,610	4,515,708
[a] CIMC Enric Holdings Ltd	Machinery	2,602,000	2,492,998
CNOOC Ltd	Oil, Gas & Consumable Fuels	3,425,000	5,044,465
Greatview Aseptic Packaging Co. Ltd	Containers & Packaging	5,767,000	3,879,543
Hilong Holding Ltd	Energy Equipment & Services	14,430,000	2,187,812
Hollysys Automation Technologies Ltd	Electronic Equipment, Instruments
	& Components	120,810	2,986,423
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	4,564,000	3,041,194
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	1,511,700	4,044,657
Sinopharm Group Co. Ltd., H.	Health Care Providers & Services	893,200	4,472,373
			47,468,375
Denmark 0.5%
A.P. Moeller-Maersk AS, B	Marine	1,434	2,214,723
France 7.6%
AXA SA	Insurance	145,864	3,881,774
BNP Paribas SA.	Banks	77,933	5,777,364
Cie Generale des Etablissements Michelin SCA	Auto Components	41,042	6,062,839
Compagnie de Saint-Gobain	Building Products	79,398	4,192,664
Credit Agricole SA	Banks	173,222	2,818,187
Sanofi	Pharmaceuticals	64,814	5,216,867
Total SA	Oil, Gas & Consumable Fuels	93,223	5,298,279
			33,247,974
Germany 2.4%
HeidelbergCement AG	Construction Materials	20,807	2,045,182
Merck KGaA	Pharmaceuticals	37,230	3,573,212
Siemens AG, ADR	Industrial Conglomerates	76,524	4,891,414
			10,509,808
Hong Kong 1.5%
[a] NewOcean Energy Holdings Ltd	Oil, Gas & Consumable Fuels	9,620,200	2,193,986
Vinda International Holdings Ltd	Household Products	1,145,000	2,013,174
VTech Holdings Ltd	Communications Equipment	178,800	2,257,553
			6,464,713
India 4.6%
Biocon Ltd	Biotechnology	667,971	6,131,851
Hero Motocorp Ltd	Automobiles	73,901	4,040,888
Oberoi Realty Ltd	Real Estate Management & Development	640,667	5,051,299
Torrent Pharmaceuticals Ltd	Pharmaceuticals	262,570	5,067,451
			20,291,489
Indonesia 0.7%
Matahari Department Store Tbk PT	Multiline Retail	3,653,000	2,918,372

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Common Stocks (continued)
Ireland 0.9%
CRH PLC	Construction Materials	111,931	$3,804,788
Israel 0.7%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	195,494	3,340,992
Italy 3.0%
Eni SpA	Oil, Gas & Consumable Fuels	195,591	3,443,092
Prada SpA.	Textiles, Apparel & Luxury Goods	569,700	2,613,037
[a] UniCredit SpA	Banks	347,217	7,267,274
			13,323,403
Japan 6.8%
Ajinomoto Co. Inc	Food Products	188,000	3,405,637
IHI Corp	Machinery	136,400	4,242,243
INPEX Corp	Oil, Gas & Consumable Fuels	183,400	2,271,250
Murata Manufacturing Co. Ltd	Electronic Equipment, Instruments
	& Components	29,500	4,044,747
Omron Corp	Electronic Equipment, Instruments
	& Components	86,900	5,119,221
SoftBank Group Corp	Wireless Telecommunication Services	75,200	5,625,935
Sumitomo Metal Mining Co. Ltd	Metals & Mining	127,500	5,375,241
			30,084,274
Luxembourg 0.5%
L’Occitane International SA	Specialty Retail	1,243,750	2,291,385
Netherlands 2.8%
Aegon NV	Insurance	563,606	3,802,484
ING Groep NV	Banks	129,702	2,189,251
NN Group NV	Insurance	64,658	2,871,014
SBM Offshore NV.	Energy Equipment & Services	204,745	3,278,068
			12,140,817
Singapore 0.3%
First Resources Ltd	Food Products	977,400	1,256,343
South Korea 8.8%
Hana Financial Group Inc	Banks	229,106	9,874,747
Hyundai Mobis Co. Ltd	Auto Components	18,087	4,081,036
KB Financial Group Inc	Banks	173,858	9,942,184
Lotte Chemical Corp	Chemicals	10,326	4,212,291
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	3,246	7,525,902
Samsung Life Insurance Co. Ltd	Insurance	26,733	2,921,488
			38,557,648
Switzerland 2.3%
Roche Holding AG	Pharmaceuticals	22,810	5,240,297
UBS Group AG	Capital Markets	285,190	5,022,298
			10,262,595
Taiwan 1.6%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	249,000	3,038,307
Pegatron Corp	Technology Hardware, Storage & Peripherals	336,000	845,385
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	1,667,000	3,369,124
			7,252,816

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TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
Thailand 3.0%
Bangkok Bank PCL, fgn	Banks	851,900	$5,901,552
PTT Global Chemical PCL, fgn	Chemicals	1,643,200	5,009,302
Siam Commercial Bank PCL, fgn	Banks	488,100	2,250,588
			13,161,442
United Kingdom 8.6%
BAE Systems PLC	Aerospace & Defense	716,187	5,842,384
Barclays PLC	Banks	1,477,188	4,280,006
BP PLC	Oil, Gas & Consumable Fuels	887,052	5,964,854
HSBC Holdings PLC	Banks	537,585	5,019,016
Johnson Matthey PLC	Chemicals	83,709	3,572,893
Kingfisher PLC	Specialty Retail	1,029,064	4,223,348
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	8,132	254,842
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	160,120	5,115,607
Standard Chartered PLC	Banks	341,400	3,434,096
			37,707,046
United States 24.8%
Allergan PLC	Pharmaceuticals	18,730	3,152,072
[a] Alphabet Inc., A	Internet Software & Services	4,540	4,708,616
American International Group Inc	Insurance	71,550	3,893,751
Amgen Inc	Biotechnology	42,620	7,265,857
Apache Corp	Oil, Gas & Consumable Fuels	23,180	891,966
Capital One Financial Corp	Consumer Finance	59,690	5,719,496
Citigroup Inc	Banks	116,330	7,852,275
Comcast Corp., A	Media	175,380	5,992,735
[a] CommScope Holding Co. Inc	Communications Equipment	84,800	3,389,456
ConocoPhillips	Oil, Gas & Consumable Fuels	41,580	2,465,278
DXC Technology Co	IT Services	31,180	3,134,525
Eli Lilly & Co	Pharmaceuticals	48,380	3,743,161
Gilead Sciences Inc	Biotechnology	73,200	5,518,548
Helmerich & Payne Inc	Energy Equipment & Services	35,890	2,388,838
JPMorgan Chase & Co	Banks	59,600	6,554,212
Mattel Inc	Leisure Products	216,400	2,845,660
Medtronic PLC	Health Care Equipment & Supplies	37,670	3,021,887
Microsoft Corp	Software	100,899	9,209,052
[a] Navistar International Corp	Machinery	109,330	3,823,270
Oracle Corp	Software	159,340	7,289,805
Pfizer Inc	Pharmaceuticals	75,124	2,666,151
Twenty-First Century Fox Inc., A.	Media	132,410	4,858,123
United Parcel Service Inc., B	Air Freight & Logistics	31,800	3,328,188
Voya Financial Inc	Diversified Financial Services	110,400	5,575,200
			109,288,122
Total Common Stocks (Cost $310,227,840)			417,429,165

Preferred Stocks (Cost $5,844,045) 1.6%
South Korea 1.6%
[b] Samsung Electronics Co. Ltd., 3.142%, pfd	Technology Hardware, Storage & Peripherals	3,595	6,909,195
Total Investments before Short Term
Investments (Cost $316,071,885)			424,338,360

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TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Short Term Investments (Cost $10,899,152) 2.5%
U.S. Government and Agency Securities 2.5%
United States 2.5%
[c] FHLB, 4/02/18	$10,900,000	$10,900,000
Total Investments (Cost $326,971,037) 99.0%		435,238,360
Other Assets, less Liabilities 1.0%		4,538,680
Net Assets 100.0%.		$439,777,040

See Abbreviations on page 7.

aNon-income producing.
bVariable rate security. The rate shown represents the yield at period end.
cThe security was issued on a discount basis with no stated coupon rate.

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TEMPLETON GLOBAL OPPORTUNITIES TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities

|5

TEMPLETON GLOBAL OPPORTUNITIES TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2018, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

4. UPCOMING ACQUISITION/REORGANIZATION

On February 27, 2018 , the Board for the Fund approved a proposal to reorganize the Fund with and into Templeton Growth Fund, subject to approval by the shareholders of the Fund.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at March 31, 2018, due to market events, the Fund employed fair value procedures to value a portion of its holdings. Such procedures resulted in a temporary transfer of financial instruments valued at $23,209,861 from Level 1 to Level 2 within the fair value hierarchy.

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TEMPLETON GLOBAL OPPORTUNITIES TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of March 31, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$—	$20,291,489	$—	$20,291,489
Indonesia	—	2,918,372	—	2,918,372
All Other Equity Investments.	401,128,499	—	—	401,128,499
Short Term Investments	—	10,900,000	—	10,900,000
Total Investments in Securities	$401,128,499	$34,109,861	$—	$435,238,360

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Opportunities Trust

By /s/ Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

By /s/ Robert G. Kubilis

   Robert G. Kubilis

   Chief Financial Officer and

    Chief Accounting Officer

Date May 24, 2018